SHARE-BASED PAYMENTS (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure Of Share Based Payments [Abstract]
Schedule of measurement of fair value of share-based payments

Following are the parameters used to measure the fair value on the date of grant of share-based awards during the year ended December 31, 2018:

	Options with	Options with
	service	service
	conditions	conditions and
	only	market conditions	RSUs
The number of shares arising from the exercise of the options (in thousands)	1,313	1,283	296
The parameters included when calculating fair value:
The share price (at the grant date) (in NIS)	1.10 - 1.25	1.10 - 1.25	1.10 - 1.25
The exercise price (in NIS)	1.12 - 1.29	1.02 - 1.17	0.00 - 0.30
Expected volatility (weighted average)	55% - 58%	55% - 56%	55% - 56%
Expected lifetime (weighted average)	3.5 - 4.0 years	4.7 - 5.7 years	N/A
Risk-free interest rate	0.91% - 1.13%	1.27% - 1.46%	N/A
Expected dividend rate	0%	0%	0%

Schedule of fair value of change on service-based options executed using Black-Scholes valuation model

	Service	Performance
	options	options
Expected volatility	57.6%	57.6%
Average lifetime (in years)	4.8 - 5.9	8.8
Risk free interest rate	0.91% - 1.36%	2.0%
Expected dividends rate	0%	0%

Schedule of reconciliation of outstanding options and RSU's

		Year Ended December 31,
		2018		2017		2016
			Range of		Range of		Range of
		Number of	exercise price	Number of	exercise price	Number of	exercise price
		awards	(NIS)	Awards	(NIS)	awards	(NIS)
Outstanding at beginning of year		35,892,484	0.00 – 2.50	40,178,148	0.00 – 2.50	24,316,648	0.10 – 2.50
Granted during the year		3,312,056	0.00 – 1.29	4,105,076	0.00 – 1.68	28,180,067	0.00 – 1.55
Forfeited and expired during the year		(2,305,527)	—	(6,825,690)	—	(11,962,761)	—
Exercised during the year		(1,096,800)	023 – 0.51	(1,565,050)	0.23	(355,806)	0.10 - 0.48

Outstanding at end of year	*	35,802,213	0.00 - 2.50	35,892,484	0.00 - 2.50	40,178,148	0.00 - 2.50

Exercisable at end of year		10,114,392	0.23 - 2.50	9,716,559	0.23 - 2.50	12,319,881	0.23 - 2.50

* Including:
Options with service conditions only		15,661,344
Options with service conditions and market conditions		16,699,449
RSUs		3,441,420
Total		35,802,213

Schedule of share-based compensation expenses relating to share-based awards recognized

	Year Ended December 31,
	2018	2017	2016
	U.S. dollars in thousands
Cost of revenues	$10	$9	$30
Selling and marketing expenses	295	336	429
Research and development expenses	104	87	257
General and administrative expense	612	740	1,060
Financial expenses from notes and loans	—	122	—
	$1,021	$1,294	$1,776